Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Assets
Cash	$ 7,924,636	$ 2,818,194
Restricted cash	15,917,555	5,796,398
Accounts receivable, net	1,252,447	1,355,369
Prepaid expenses and other assets	6,817,916	2,292,859
Property and equipment, net	126,868,808	134,910,887
Project development costs	122,011,617	88,587,699
Total assets	280,792,979	235,761,406
Liabilities
Notes payable, net	108,127,273	164,922,714
Accounts payable and accrued expenses	15,554,157	12,871,487
Due to affiliate	2,241,106	19,333,590
Other liabilities	4,857,949	3,684,276
Total liabilities	130,780,485	200,812,067
Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; No shares issued or outstanding at September 30, 2020 and December 31, 2019.
Common stock, $0.0001 par value; 100,000,000 shares authorized; 32,741,778 and 5,436,000 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively.	3,275	544
Additional paid-in capital	168,134,414
Accumulated (deficit) earnings	(18,089,195)	34,948,795
Total equity attributable to HOFRE	150,048,494	34,949,339
Non-controlling interest	(36,000)
Total equity	150,012,494	34,949,339
Total liabilities and stockholders’ equity	$ 280,792,979	$ 235,761,406